Note 2 - Summary of Significant Accounting Policies: Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net (Loss)	$ (101,828)	$ (12,403)	$ (106,495)	$ (22,153)	$ (154,781)